     AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 15, 2006.



                                                            FILE NOS. 333-128124
                                                                       811-08810

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933


                PRE-EFFECTIVE AMENDMENT NO.                  [ ]
               POST-EFFECTIVE AMENDMENT NO. 5                [X]
                             AND/OR
          REGISTRATION STATEMENT UNDER THE INVESTMENT
                      COMPANY ACT OF 1940
                      AMENDMENT NO. 6                        [X]


                        (CHECK APPROPRIATE BOX OR BOXES)
                             ---------------------


                          FS VARIABLE SEPARATE ACCOUNT

                           (Exact Name of Registrant)

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                           ("FIRST SUNAMERICA LIFE")
                              (Name of Depositor)

                          733 THIRD AVENUE, 4TH FLOOR
                            NEW YORK, NEW YORK 10017
             (Address of Depositor's Principal Offices) (Zip Code)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 996-9786


                        AMERICAN HOME ASSURANCE COMPANY

                              (Name of Guarantor)

                                 70 PINE STREET
                               NEW YORK, NY 10270
             (Address of Guarantor's Principal Offices) (Zip Code)

       GUARANTOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 770-7000


                            MALLARY L. REZNIK, ESQ.

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                       C/O AIG RETIREMENT SERVICES, INC.
                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[ ] on December 1, 2006 pursuant to paragraph (b) of Rule 485



[X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


[ ] on [DATE] pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: (i) Units of interest in FS Variable Separate Account of First SunAmerica Life Insurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.


Registrant does not intend for this Post-Effective Amendment No. 5 and Amendment No. 6 to delete from this Registration Statement, any document included in the Registration Statement but not filed herein including any currently effective Prospectus, Statement of Additional Information or supplements thereto.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          FS VARIABLE SEPARATE ACCOUNT


                              PART A -- PROSPECTUS


With the exception of any paragraph that discusses the incorporation of the AIG Annual Report or the financial statements of the Registrant and Depositor, the Prospectus is incorporated by reference to Form N-4, Pre-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 1 under the Investment Company Act of 1940, File Nos. 333-128124 and 811-08810, filed on May 1, 2006,
Accession No. 0000950129-06-004634.

The information in this supplement is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This supplement is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.



                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                          FS VARIABLE SEPARATE ACCOUNT
SUPPLEMENT TO THE POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY PROSPECTUS
                             DATED DECEMBER 1, 2006

--------------------------------------------------------------------------------

The date of the prospectus and all references to the date of the Statement of Additional Information in the prospectus are hereby changed to February 14, 2007.

THE FOLLOWING IS ADDED TO THE OPTIONAL LIVING BENEFITS SECTION OF THE
PROSPECTUS:

MARKETLOCK FOR LIFE+

WHAT IS MARKETLOCK FOR LIFE+?

MarketLock For Life+ is an optional guaranteed minimum withdrawal feature, available for an additional fee. The feature is designed to help you create a guaranteed income stream that may last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero. The feature guarantees withdrawals based on the highest contract anniversary value plus a potential bonus amount. Thus, MarketLock For Life+ may offer protection in the event your contract value declines due to unfavorable investment performance or certain withdrawal activity, that you live longer than expected or any combination of these factors. You may never need to rely on MarketLock For Life+ as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

This feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature guarantees that only certain Purchase Payments received in the contract's first five years are included in the Benefit Base.

Please note that this feature may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any additional restrictions.

Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing the contract value, deducting applicable withdrawal charges, free withdrawal amounts and all other benefits, features and conditions of your contract. Please see the ACCESS TO YOUR MONEY section in the prospectus.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59-1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and want to ensure that these withdrawals are not considered excess withdrawals under the feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our

Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK FOR LIFE+ AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

WHEN AND HOW MAY I ELECT MARKETLOCK FOR LIFE+?

You may elect MarketLock For Life+ at the time of contract issue for immediate effectiveness; if we allow you to elect the feature after purchasing your contract, the feature is effective on the first contract anniversary after your election (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit. You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons who's lifetime withdrawals are guaranteed under MarketLock For Life+ as the "Covered Person(s)". There are age parameters applicable to this feature which drive whether you can elect the feature and who can qualify as a Covered Person. The tables below provide the age requirement for electing this feature depending on the type of contract you purchase and the number of Covered Persons.

IF YOU ELECT ONE COVERED PERSON:

--------------------------------------------------------------------------------
                                                    Covered Person
                                         ---------------------------------------
                                         Minimum Age          Maximum Age(1)
--------------------------------------------------------------------------------
One Owner                                    [50]                 [75]
--------------------------------------------------------------------------------
Joint Owners (based on the age of
the older Owner)                             [50]                 [75]
--------------------------------------------------------------------------------

IF YOU ELECT TWO COVERED PERSONS:

----------------------------------------------------------------------------------------------------------------------
                                                 Covered Person #1                          Covered Person #2
                                         ------------------------------------------------------------------------------
                                         Minimum Age          Maximum Age(1)        Minimum Age          Maximum Age(1)
----------------------------------------------------------------------------------------------------------------------
NON-QUALIFIED:
Joint Owners                                 [50]                 [75]                  [50]                  [85]
----------------------------------------------------------------------------------------------------------------------
NON-QUALIFIED:
One Owner with Spousal Beneficiary           [50]                 [75]                  [50]                  N/A
----------------------------------------------------------------------------------------------------------------------
QUALIFIED:
One Owner with Spousal Beneficiary           [50]                 [75]                  [50]                  N/A
----------------------------------------------------------------------------------------------------------------------


(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

N/A = Not applicable because second Covered Person is a spousal beneficiary and the contract and feature availability is based on the Owner only. The spousal beneficiary's age is not considered. If the contract is not owned by a natural person, references to owner(s) above apply to the annuitants.

HOW DOES MARKETLOCK FOR LIFE+ WORK?

MarketLock For Life+ automatically locks-in the greater of two values in determining the Covered Person(s) guaranteed lifetime benefit. For [10] years following the Effective Date, the feature annually locks-in the highest Anniversary Value or the Benefit Base plus a bonus amount, as described below. You may extend the period over which the feature locks-in the highest Anniversary Value beyond [10] years; however, the bonus amount is only available for the first [10] years following the Effective Date.

MarketLock For Life+ automatically locks-in a new Benefit Base each year based on the greater of the highest Anniversary Value or the Benefit Base increased by a bonus amount during the first [10] years of your contract. The bonus amount (the "Bonus") is calculated as [6%] of the Bonus Base, defined below. The Bonus may only be added to the Benefit Base if no withdrawals are taken in a contract year. For instance, if you take a withdrawal in year 2, you will not be eligible for a Bonus to be added your Benefit Base on your second contract anniversary; however, if you do not take a withdrawal in year 3, you will be eligible for a Bonus to be added to your Benefit Base on your third contract anniversary. Please see "How are the components of MarketLock For Life+ calculated?" below for details.

WHAT DETERMINES THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE?

The Maximum Annual Withdrawal Percentage represents the percentage of your Benefit Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.

One Covered Person

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

--------------------------------------------------------------------------------
                                                                     MAXIMUM
                                                                     ANNUAL
                                                                     WITHDRAWAL
AGE OF THE COVERED PERSON AT TIME OF FIRST WITHDRAWAL                PERCENTAGE*
--------------------------------------------------------------------------------
At least age 50 but prior to 63rd Birthday                           [4]%
--------------------------------------------------------------------------------
At least age 63 but prior to 76th Birthday                           [5]%
--------------------------------------------------------------------------------
On or after 76th birthday                                            [6]%
--------------------------------------------------------------------------------

Two Covered Persons

If the feature is elected to cover two lives, the following is applicable:

--------------------------------------------------------------------------------
                                                                     MAXIMUM
                                                                     ANNUAL
AGE OF THE YOUNGER COVERED PERSON OR SURVIVING COVERED PERSON AT     WITHDRAWAL
TIME OF FIRST WITHDRAWAL                                             PERCENTAGE*
--------------------------------------------------------------------------------
At least age 50 but prior to 63rd Birthday                           4%
--------------------------------------------------------------------------------
At least age 63 but prior to 76th Birthday                           5%
--------------------------------------------------------------------------------
On or after 76th birthday                                            6%
--------------------------------------------------------------------------------


* The amount of any withdrawal, including any charges applicable to the withdrawal, must be within the Maximum Annual Withdrawal Amount. If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based on this contract) is greater than the Maximum Annual Withdrawal Amount (defined below) in any given year, no portion of the RMD withdrawal will be treated as an excess withdrawal (also defined below). Any portion of a withdrawal that is greater than either the Maximum Annual Withdrawal Amount or the RMD amount (based only on this contract) will be considered an excess withdrawal. Please see "What are the effects of withdrawals on MarketLock For Life+?" below.

Are there investment requirements if I elect MarketLock For Life+?

Yes, as long as the feature is in effect, we require that you allocate your Purchase Payments, subsequent Purchase Payments and transfers of contract value in accordance with the investment requirements listed below.

--------------------------------------------------------------------------------------------------
INVESTMENT CATEGORY         INVESTMENT REQUIREMENTS        VARIABLE PORTFOLIOS
--------------------------------------------------------------------------------------------------
Bond and Cash               Minimum of [15]%               1. [Cash Management
                                                           2. Corporate Bond
                                                           3. Global Bond
                                                           4. Government & Quality Bond]
--------------------------------------------------------------------------------------------------
Specialty                   Maximum of [15]%               1. [Small Company Value
                                                           2. Real Estate
                                                           3. MFS Mid-Cap Growth
                                                           4. Emerging Markets
                                                           5. Growth Opportunities
                                                           6. Technology
                                                           7. Natural Resources]
--------------------------------------------------------------------------------------------------
Equity Maximum              Maximum of [85]%               The remainder of the Variable Portfolios
                                                           not listed above and/or the available
                                                           Fixed Accounts
--------------------------------------------------------------------------------------------------

Your allocations instructions are not considered in good order if they do not meet the investment requirements outlined above. Please see ALLOCATION OF PURCHASE PAYMENTS and TRANSFERS DURING THE ACCUMULATION PHASE in the prospectus. We will automatically enroll you in the Automatic Asset Rebalancing Program, with quarterly rebalancing. Because market performance and withdrawal activity may result in your contract's allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. If you do not provide us with rebalancing instruction, we will establish a default that is consistent with your initial Purchase Payment allocations or with your DCA target allocations if you establish a DCA program. Please see Automatic Asset Rebalancing Program in the prospectus. We reserve the right to change the investment requirements at any time. We will notify you of any changes to the investment requirements at least 30 days in advance.

HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE+ CALCULATED?

First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

      1.   100% of Purchase Payments received during the first contract year;
           and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 in Eligible Purchase Payments. If the feature is elected after contract issue, Purchase Payments received from the Effective Date through contract year 5 are capped in each year at an amount equal to 100% of the Purchase Payments received during the first contract year.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Values, as defined below. Please see Spousal Continuation section in the prospectus. Total Eligible Purchase Payments are limited to $1 million without our prior Company approval.

Second, we consider the BONUS PERIOD and the BENEFIT BASE EVALUATION PERIOD. The Bonus Period is the period of time over which we calculate the potential Bonus. The Benefit Base Evaluation Period is the period of time over which we will consider Anniversary Values and if greater, the Benefit Base plus Bonus during the Bonus Period. The Bonus Period and the Benefit Base Evaluation Period begin on the Effective Date and ends 10 years later. On the expiration of the Benefit Base Evaluation Period, you may contact us to extend the Benefit Base Evaluation Period. Please see "CAN I EXTEND THE BENEFIT BASE EVALUATION PERIOD BEYOND 10 YEARS?" below. However, you cannot extend the Bonus Period.

Third, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Benefit Base Evaluation Period minus any Ineligible Purchase Payments.

Fourth, we determine the BENEFIT BASE which initially is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Benefit Base is the contract value on the Effective Date. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE+?" below. On each contract anniversary, we determine if the Benefit Base should be increased based on the maximum Anniversary Value or any available Bonus. The calculation and components of this determination are detailed below.

        CALCULATION OF THE BENEFIT BASE WHEN BONUS IS NOT AVAILABLE OR AFTER BONUS PERIOD

        On each contract anniversary occurring during the Benefit Base Evaluation Period, the Benefit Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than both (a) and (b), where:

                (a)     is the current Benefit Base; and

                (b) is all previous maximum Anniversary Values during the Benefit Base Evaluation Period.

         CALCULATION OF THE BENEFIT BASE WHEN BONUS IS AVAILABLE

         The Bonus Base is used to calculate the Bonus during the Bonus Period. The Bonus is calculated as a percentage of the Bonus Base. The Bonus Base is used solely to calculate the Bonus. The initial Bonus Base is equal to the initial Eligible Purchase Payment.

         On each contract anniversary during the Bonus Period, we determine the amount to which the Bonus Base and /or the Benefit Base could increase. The components used to determine this amount are:

                (a) the Benefit Base calculated based on the maximum Anniversary Value; and

                (b)     the Bonus plus the current Benefit Base.

         If (a) is greater than (b), the Bonus Base and the Benefit Base are increased to the current Anniversary Value. If (b) is greater than (a), the Benefit Base is increased by the Bonus and the Bonus Base remains unchanged.

The Bonus Base is increased each time subsequent Eligible Purchase Payments are made. The Bonus Base also increases when the Benefit Base is increased as a result of a maximum Anniversary Value being achieved that is greater than both the current Benefit Base and all previous maximum Anniversary Values. The Bonus Base is decreased each time an Excess Withdrawal is taken, in the same proportion by which the Contract Value is reduced by the Excess Withdrawal. The Bonus Base is not used in the calculation of the Contract Value or any other benefits under the Contract.


The Benefit Base and Bonus Base are increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any excess withdrawals, defined below, are taken. Other than adjustments made for excess withdrawals, the Benefit Base and Bonus Base can only be adjusted upwards, and subsequent lower Anniversary Values during the Benefit Base Evaluation Period will not result in a lower Benefit Base or lower Bonus Base.

Finally, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each contract year. The Maximum Annual Withdrawal Amount is calculated by multiplying the current Benefit Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. If the Benefit Base is increased on a contract anniversary, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the increased Benefit Base by the applicable Maximum Annual Withdrawal Percentage. If the Benefit Base is increased for any Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payments by multiplying the new Benefit Base by the applicable Maximum Annual Withdrawal Percentage. The Maximum Annual Withdrawal Amount may also be decreased due to excess withdrawals. Please see What are the Effects of Withdrawals on MarketLock For Life+? below.

WHAT IS THE FEE FOR MARKETLOCK FOR LIFE+?

The fee for MarketLock For Life+ depends on whether you elect to cover one life or two lives.

For one Covered Person, the annualized fee for all years in which the feature is in effect, is calculated as [0.65]% of the Benefit Base. For two Covered Persons, the annualized fee for all years in which the feature is in effect is calculated as [0.80]% of the Benefit Base. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.

An increase in the Benefit Base due to an adjustment to a higher Anniversary Value, addition of a Bonus, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value and/or Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.

WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE+?

The Maximum Annual Withdrawal Amount, the Benefit Base and Bonus Base may change over time as a result of the timing and amount of withdrawals.

Any withdrawals in a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount do not reduce the Benefit Base or Bonus Base. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a benefit year to exceed the Maximum Annual Withdrawal Amount; including but not limited toany withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature. In addition, if you plan to take withdrawals in any years during the Bonus Period, a Bonus will not be added to your Benefit Base in those years.

You may take withdrawals during a contract year up to or less than the Maximum Annual Withdrawal Amount. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

The impact of withdrawals and the effect on each component of MarketLock For Life+ are further explained below:

    BENEFIT BASE AND BONUS BASE: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount, the Benefit Base and Bonus Base are not reduced for those withdrawals. Excess Withdrawals as described above reduce the Benefit Base and Bonus Base as follows:

    For each Excess Withdrawal taken, the Benefit Base and Bonus Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

    Since Excess Withdrawals reduce the Bonus Base, it will result in the reduction of the amount of the Bonus.

    MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Benefit Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Benefit Base is increased (as described above under "How are the components for MarketLock For Life+ calculated?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Benefit Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal

    Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.

THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO?

If the contract value is reduced to zero but the Benefit Base is greater than zero, guaranteed withdrawals will continue to be payable over the lifetime of the Covered Person(s). However, if at any time an Excess Withdrawal reduces your contract value to zero, no benefit remains, the Benefit Base Evaluation Period and the Bonus Period end and Bonus Base equals zero.

The contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zerobut a benefit remains payable under the feature to receive any remaining benefit, you must select one of the following options for payment:

    1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

    2.  Any payment option mutually agreeable between you and us.

If you do not select a payment option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

CAN I EXTEND THE BENEFIT BASE EVALUATION PERIOD BEYOND [10] YEARS?

There is an option for extension long as the feature is still in effect and the age of the Covered Person or younger of two Covered Persons is [85] or younger at the time of extension. IN ORDER TO EXTEND THE BENEFIT BASE EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN 60 DAYS AFTER THE END OF THE BENEFIT BASE EVALUATION Period. If you elect to extend the Benefit Base Evaluation Period, the Benefit Base can continue to be adjusted upward as described above on each anniversary during the new Benefit Base Evaluation Period. See "How are the components for MarketLock For Life+ calculated?" Also, if you extend the Benefit Base Evaluation Period, you should note that the components of the feature will change to those in effect at the time you elect to extend, including the fee and investment requirements, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the Benefit Base Evaluation Period.

If you do not contact us at the end of each Benefit Base Evaluation Period to extend the Benefit Base Evaluation Period, an extension will no longer be available and the Benefit Base will no longer be adjusted for higher Anniversary Values on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Benefit Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Benefit Base Evaluation Period and you will not be permitted to extend the Benefit Base Evaluation Period in the future.

CAN I EXTEND THE BONUS PERIOD BEYOND 10 YEARS?

No. The Bonus Period may not be extended. However, the Benefit Base Evaluation Period as described above may be extended.

WHAT HAPPENS TO MARKETLOCK FOR LIFE+ UPON A SPOUSAL CONTINUATION?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

    1. Make a death claim if the contract value is greater than zero which terminates MarketLock For Life+ and the contract; or

    2. Continue the contract if the contract value is greater than zero, without MarketLock For Life+ and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

    1. Make a death claim if the contract value is greater than zero, which terminates MarketLock For Life+ and the contract; or

    2. Continue the contract with MarketLock For Life+ and its corresponding fee.

The components of the feature will not change as a result of a spousal continuation. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on: (1) the age of the younger Covered Person when the first withdrawal was taken or the age of the surviving Covered Person; and (2) the Benefit Base at the time of spousal continuation if no withdrawals were taken prior to the continuation.

If spousal continuation occurs during the Benefit Base Evaluation Period and/or Bonus Period, if applicable, the continuing spouse will continue to receive any increases to the Benefit Base during the remaining Benefit Base Evaluation Period and/or Bonus Period. Any spousal continuation contribution is included in the Anniversary Value. However, spousal continuation contributions are not considered to be Eligible Purchase Payments. In addition, the continuing spouse will be eligible to extend the Benefit Base Evaluation Period upon the expiration of the period. (See "Can I extend the Benefit Base Evaluation Period beyond 10 years?" above).

CAN A NON-SPOUSAL BENEFICIARY ELECT TO RECEIVE ANY REMAINING BENEFITS UNDER MARKETLOCK FOR LIFE+ UPON THE DEATH OF THE SECOND SPOUSE?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death provisions of the contract, which terminates MarketLock For Life+. SEE DEATH BENEFITS BELOW.

WHAT HAPPENS TO MARKETLOCK FOR LIFE+ UPON THE LATEST ANNUITY DATE?

If the contract value and the Benefit Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

    1.  Annuitize the contract value under the contract's annuity provisions; or

    2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

    3.  Any payment option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 3, under the heading INCOME OPTIONS in the prospectus. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.

CAN MARKETLOCK FOR LIFE+ BE CANCELLED?

MarketLock For Life+ may be cancelled on the [5th] contract anniversary, the [10th] contract anniversary, or any contract anniversary thereafter. Once MarketLock For Life+ is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. In addition, the investment requirements for MarketLock For Life+ will no longer apply to your contract. You may not extend the Benefit Base Evaluation Period and you may not re-elect or reinstate MarketLock For Life+ after cancellation.

ARE THERE CIRCUMSTANCES UNDER WHICH MARKETLOCK FOR LIFE+ WILL AUTOMATICALLY TERMINATE?

The feature automatically terminates upon the occurrence of one of the following:

    1.  Annuitization of the contract; or

    2.  Full surrender or termination of the contract; or

    3.  A death benefit is paid and the contract is terminated; or

    4.  Excess withdrawals reduce the contract value to zero; or

    5.  Death of the single Covered Person; or

    6.  Death of the surviving Covered Persons; or

    7. A change that removes all Covered Persons from the contract except as noted below and under "Are there circumstances under which guaranteed withdrawals over the lifetime of your spouse is terminated?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock For Life+. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock For Life+. Any ownership change is contingent upon prior review and approval by the Company.

ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?

Under any of the following circumstances, MarketLock For Life+ will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

    1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

    2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for MarketLock For Life+ based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "Can MarketLock For Life+ be cancelled?"

Date: February 14, 2007

                 PART B -- STATEMENT OF ADDITIONAL INFORMATION



With the exception of any paragraph that discusses the financial statements of the Registrant and Depositor, the Statement of Additional Information is incorporated by reference to Form N-4, Post-Effective Amendment No. 4 under the Securities Act of 1933 and Amendment No. 5 under the Investment Company Act of 1940, File Nos. 333-128124 and 811-08810, filed on November 22, 2006, Accession No. 0000950124-06-007096.



                                     PART C



Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                          PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements


[TO BE UPDATED BY AMENDMENT]


(b) Exhibits


(1)   Resolution Establishing Separate Account.........................   1
(2)   Custody Agreements...............................................   Not Applicable
(3)   (a)  Form of Distribution Agreement..............................   1
      (b)  Form of Selling Agreement...................................   1
(4)   (a)  Annuity Contract............................................   5
      (b)  Death Benefit Endorsement...................................   5
      (c)  Letter of Intent Endorsement................................   5
      (d)  Rights of Accumulation Endorsement..........................   5
      (e)  Guaranteed Minimum Withdrawal Benefit Endorsement...........   5
      (f)  Optional Guaranteed Minimum Withdrawal Benefit Maximum
           Anniversary Value Rider (GMWB for Life).....................   7
(5)   Deferred Annuity Application.....................................   5
(6)   Corporate Documents
      (a)  Certificate of Incorporation................................   1
      (b)  By-Laws.....................................................   1
(7)   Reinsurance Contract.............................................   Not Applicable
(8)   Form of Fund Participation Agreements with:
      (a)  American Funds Insurance Series.............................   2
      (b)  Anchor Series Trust.........................................   1
      (c)  Lord Abbett Series Fund.....................................   2
      (d)  SunAmerica Series Trust.....................................   1
      (e)  VanKampen Trust.............................................   2
(9)   (a)  Opinion of Counsel..........................................   5
      (b)  Opinion of Counsel and Consent of Sullivan & Cromwell LLP,
           Counsel to American Home Assurance Company..................   4
(10)  Consent of Independent Registered Public Accounting Firm.........   N/A
(11)  Financial Statements Omitted from Item 23........................   Not Applicable
(12)  Initial Capitalization Agreement.................................   Not Applicable
(13)  Other
      (a)  Diagram and Listing of All Persons Directly or Indirectly
           Controlled By or Under Common Owner Control with First
           SunAmerica Life Insurance Company, the Depositor of
           Registrant..................................................   5
      (b)  (1) Power of Attorney -- First SunAmerica Life Insurance
           Company.....................................................   5
           (2) Power of Attorney -- American Home Assurance Company....   6
      (c)  Support Agreement of American International Group, Inc. ....   3
      (d)  General Guarantee Agreement by American Home Assurance
           Company.....................................................   3


---------------

1 Incorporated by reference to Form N-4, Post-Effective Amendment No. 5 and No.
  7, File Nos. 033-85014 and 811-08810, filed on January 30, 1998, Accession No. 0000950148-98-000132.

2 Incorporated by reference to Form N-4, Post-Effective Amendment No. 18 and No.
  20, File Nos. 033-85014 and 811-08810, filed on November 27, 2002, Accession No. 0000950148-02-002786.

3 Incorporated by reference to Form N-4, initial registration statement to File
  Nos. 333-128124 and 811-08810, filed September 6, 2005, Accession No. 0000950129-05-008996.

4 Incorporated by reference to Post-Effective Amendment No. 6 and No. 7 to File
  Nos. 333-102137 and 811-08810, filed October 21, 2005, Accession No.
  0000950129-05-009958.

5 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-128124 and 811-08810, filed on May 1, 2006, Accession No. 0000950129-06-004634.

6 Incorporated by reference to Post-Effective Amendment No. 1 and No. 2, File
  Nos. 333-128124 and 811-08810, filed on June 23, 2006, Accession No.
  0000950129-06-006610.


7 Incorporated by reference to Post-Effective Amendment No. 4 and No. 5, File
  Nos. 333-128124 and 811-08810, filed on November 22, 2006, Accession No. 0000950124-06-007096.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of First SunAmerica Life Insurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


NAME                                                                        POSITION
----                                                                        --------
Jay S. Wintrob......................................  Director, Chief Executive Officer and President
Michael J. Akers(2).................................  Director and Senior Vice President
Marc H. Gamsin......................................  Director and Senior Vice President
N. Scott Gillis(1)..................................  Director, Senior Vice President and Chief Financial
                                                      Officer
Jana W. Greer(1)....................................  Director and Executive Vice President
Bruce R. Abrams(2)..................................  Director and Executive Vice President
Christine A. Nixon..................................  Director, Senior Vice President and Secretary
M. Bernard Aidinoff(3)..............................  Director
Patrick J. Foley(3).................................  Director
Cecil C. Gamwell III(3).............................  Director
Jack R. Harnes(3)...................................  Director
David L. Herzog(3)..................................  Director
John I. Howell(3)...................................  Director
Christopher J. Swift(3).............................  Director
Gregory M. Outcalt..................................  Senior Vice President
Stewart R. Polakov(1)...............................  Senior Vice President and Controller
Edwin R. Raquel(1)..................................  Senior Vice President and Chief Actuary
Mallary L. Reznik...................................  Senior Vice President and General Counsel
Timothy W. Still(1).................................  Senior Vice President
Gavin D. Friedman...................................  Vice President and Deputy General Counsel
Roger Hahn(4).......................................  Vice President
Tracey Harris(2)....................................  Vice President
Rodney A. Haviland(1)...............................  Vice President
Frank J. Julian(1)..................................  Vice President and Chief Compliance Officer
Michelle H. Powers(2)...............................  Vice President
Stephen Stone(1)....................................  Vice President
Monica Suryapranata(1)..............................  Vice President and Variable Annuity Product
                                                      Controller
Edward T. Texeria(1)................................  Vice President
Virginia N. Puzon...................................  Assistant Secretary


---------------

(1) 21650 Oxnard Street, Woodland Hills, CA 91367

(2) 2929 Allen Parkway, Houston, TX 77019

(3) 70 Pine Street, New York, NY 10270

(4) 2727 Allen Parkway, Houston, TX 77019

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of First SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, Accession Number 0000950123-06-003276, filed March 16, 2006.


ITEM 27.  NUMBER OF CONTRACT OWNERS

As of November 1, 2006, the number of Polaris II A-Class Platinum Series contracts funded by FS Variable Separate Account was 25 of which 8 were qualified and 17 were non-qualified contracts.

ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

FIRST SUNAMERICA LIFE INSURANCE COMPANY

Section 719 of the Business Corporation Law of the State of New York permits the indemnification of directors, officers, employees and agents of New York corporations. Section 10 of the Third Article of the Company's Amended and Restated Certificate of Incorporation and Article Fifteen of the Company's parent, AIG Retirement Services, Inc., By-Laws provide for the indemnification of directors and officers to the full extent required or permitted by the law, including the advance of expenses under the procedures set forth herein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

    AIG SunAmerica Life Assurance Company -- Variable Separate Account
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account One
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Two
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Four
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Five
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Seven
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Nine First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account Five First SunAmerica Life Insurance Company -- FS Variable Annuity Account Nine AIG Series Trust
     SunAmerica Series Trust
     SunAmerica Equity Funds
     SunAmerica Income Funds
     SunAmerica Focused Series, Inc.
     SunAmerica Money Market Funds, Inc.
     SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:


OFFICER/DIRECTORS*                                                    POSITION
------------------                                                    --------
Peter A. Harbeck................................  Director
James T. Nichols................................  President & Chief Executive Officer
Debbie Potash-Turner............................  Senior Vice President, Chief Financial Officer &
                                                  Controller
John T. Genoy...................................  Vice President
Mallary L. Reznik**.............................  Vice President
Kathleen S. Stevens.............................  Manager, Compliance
Christine A. Nixon**............................  Secretary
Virginia N. Puzon**.............................  Assistant Secretary


---------------

 * Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California
   90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

UNDERTAKINGS OF THE DEPOSITOR REGARDING GUARANTOR

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a policy owner's request.

                                   SIGNATURES



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FS Variable Separate Account has caused this Post-Effective Amendment No. 5 and Amendment No. 6 to be signed on its behalf by the undersigned, in the City of Los Angeles, and the State of California, on this 15th day of December, 2006.



                                        FS VARIABLE SEPARATE ACCOUNT


                                        (Registrant)



                                        By: FIRST SUNAMERICA LIFE INSURANCE
                                        COMPANY



                                        By:       /s/ JAY S. WINTROB

                                         ---------------------------------------

                                                     JAY S. WINTROB,


                                                 CHIEF EXECUTIVE OFFICER



                                        By: FIRST SUNAMERICA LIFE INSURANCE
                                        COMPANY


                                        (Depositor)



                                        By:       /s/ JAY S. WINTROB

                                         ---------------------------------------

                                                     JAY S. WINTROB,


                                                 CHIEF EXECUTIVE OFFICER



As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



                    SIGNATURE                                         TITLE                             DATE
                    ---------                                         -----                             ----

JAY S. WINTROB*                                        Chief Executive Officer, President &       December 15, 2006
------------------------------------------------                     Director
JAY S. WINTROB                                            (Principal Executive Officer)

BRUCE R. ABRAMS*                                                     Director                     December 15, 2006
------------------------------------------------
BRUCE R. ABRAMS

M. BERNARD AIDINOFF*                                                 Director                     December 15, 2006
------------------------------------------------
M. BERNARD AIDINOFF

                                                                     Director                     December 15, 2006
------------------------------------------------
MICHAEL J. AKERS

PATRICK J. FOLEY*                                                    Director                     December 15, 2006
------------------------------------------------
PATRICK J. FOLEY

MARC H. GAMSIN*                                                      Director                     December 15, 2006
------------------------------------------------
MARC H. GAMSIN

CECIL C. GAMWELL III*                                                Director                     December 15, 2006
------------------------------------------------
CECIL C. GAMWELL III

                    SIGNATURE                                         TITLE                             DATE
                    ---------                                         -----                             ----


N. SCOTT GILLIS*                                      Senior Vice President, Chief Financial      December 15, 2006
------------------------------------------------     Officer & Director (Principal Financial
N. SCOTT GILLIS                                                      Officer)

JANA W. GREER*                                                       Director                     December 15, 2006
------------------------------------------------
JANA W. GREER

JACK R. HARNES*                                                      Director                     December 15, 2006
------------------------------------------------
JACK R. HARNES

DAVID L. HERZOG*                                                     Director                     December 15, 2006
------------------------------------------------
DAVID L. HERZOG

JOHN I. HOWELL*                                                      Director                     December 15, 2006
------------------------------------------------
JOHN I. HOWELL

CHRISTINE A. NIXON*                                                  Director                     December 15, 2006
------------------------------------------------
CHRISTINE A. NIXON

CHRISTOPHER J. SWIFT*                                                Director                     December 15, 2006
------------------------------------------------
CHRISTOPHER J. SWIFT

STEWART R. POLAKOV*                                    Senior Vice President and Controller       December 15, 2006
------------------------------------------------          (Principal Accounting Officer)
STEWART R. POLAKOV

/s/ MALLARY L. REZNIK                                            Attorney-in-Fact                 December 15, 2006
------------------------------------------------
*MALLARY L. REZNIK

American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, in the City of New York, and the State of New York, on this 15th day of December, 2006.

                                        By: AMERICAN HOME ASSURANCE COMPANY


                                        By:     /s/ ROBERT S. SCHIMEK

                                        ----------------------------------------

                                                   ROBERT S. SCHIMEK,


                                          SENIOR VICE PRESIDENT AND TREASURER



                    SIGNATURE                                          TITLE                             DATE
                    ---------                                          -----                             ----

*M. BERNARD AIDINOFF                                                 Director                     December 15, 2006
------------------------------------------------
M. BERNARD AIDINOFF

*JOHN QUINLAN DOYLE                                           Director and President              December 15, 2006
------------------------------------------------
JOHN QUINLAN DOYLE

*NEIL ANTHONY FAULKNER                                               Director                     December 15, 2006
------------------------------------------------
NEIL ANTHONY FAULKNER

*DAVID NEIL FIELDS                                                   Director                     December 15, 2006
------------------------------------------------
DAVID NEIL FIELDS

*KENNETH VINCENT HARKINS                                             Director                     December 15, 2006
------------------------------------------------
KENNETH VINCENT HARKINS

                                                                     Director                     December 15, 2006
------------------------------------------------
CHARLES DANGELO

*DAVID LAWRENCE HERZOG                                               Director                     December 15, 2006
------------------------------------------------
DAVID LAWRENCE HERZOG

*ROBERT EDWARD LEWIS                                                 Director                     December 15, 2006
------------------------------------------------
ROBERT EDWARD LEWIS

*KRISTIAN PHILIP MOOR                                          Director and Chairman              December 15, 2006
------------------------------------------------
KRISTIAN PHILIP MOOR

*WIN JAY NEUGER                                                      Director                     December 15, 2006
------------------------------------------------
WIN JAY NEUGER

*ROBERT S. SCHIMEK                                      Director, Senior Vice President and       December 15, 2006
------------------------------------------------                     Treasurer
ROBERT S. SCHIMEK

*NICHOLAS SHAW TYLER                                                 Director                     December 15, 2006
------------------------------------------------
NICHOLAS SHAW TYLER

*NICHOLAS CHARLES WALSH                                              Director                     December 15, 2006
------------------------------------------------
NICHOLAS CHARLES WALSH






By:     /s/ ROBERT S. SCHIMEK                                    Attorney-in-Fact                 December 15, 2006
        ------------------------------------------
        *ROBERT S. SCHIMEK